Recent accounting pronouncements not yet adopted	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements not yet adopted
Recent accounting pronouncements not yet adopted
a) Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and has modified the standards thereafter with the issuance of ASUs 2016-08, 2016-10, 2016-12 and 2016-20. The standard will replace nearly all existing U.S. GAAP revenue guidance with comprehensive standards and expanded disclosure requirements. ASU 2014-09 is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard outlines a five-step process for revenue recognition and requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. This ASU will be effective commencing January 1, 2018, with early adoption commencing January 1, 2017 permitted.
The standard allows the use of either a full retrospective transition method or a modified cumulative effect retrospective transition method. The Company continues to evaluate the available adoption methods.
Management is currently evaluating the impact of adopting the standard on the Company’s consolidated financial statements. The Company has developed a change management plan to guide the adoption of the standard. Included in the plan is an assessment of the Company’s policies, practices, procedures, controls, and contracts with customers to identify differences that would arise as a result of adoption.
b) Financial Instruments - Overall
In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Overall (Subtopic 825-10: Recognition and Measurement of Financial Assets and Financial Liabilities) enhancing the reporting model for financial instruments. Under the new standard, equity investments, excluding those accounted for under the equity method or resulting in the consolidation of the investee are to be measured at fair value with the changes in fair value recognized in net income. The ASU requires a qualitative assessment to identify impairments of equity investments without readily determinable fair value. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity's other deferred tax assets. This ASU will be effective commencing January 1, 2018, with early adoption permitted. The Company is currently assessing the impact the adoption of this standard will have on its consolidated financial statements.
c) Leases
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) to supersede the current leases accounting standard (Topic 840).The main difference between the new standard and the current standard is the requirement that lessees recognize a lease liability and a right-of-use asset for leases classified as operating leases. Lessor accounting remains largely unchanged. Additionally, the standard requires that for a sale to occur in the contact of a sale leaseback transaction, the transfer of assets must meet the requirements for a sale per Topic 606. This ASU will be effective commencing January 1, 2019, with early adoption permitted.
Management is currently evaluating the impact of adopting the standard on the Company’s consolidated financial statements. The Company has developed a change management plan to guide the adoption of the standard. Included in the plan is an assessment of the Company’s policies, practices, procedures, and controls to identify differences that would arise as a result of adoption.
d) Statement of Cash Flows
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230: Classification of Certain Cash Receipts and Cash Payments). This accounting standard is intended to clarify how companies present and classify certain cash receipts and cash payments in the statement of cash flows. This ASU will be effective commencing January 1, 2018, with early adoption permitted. The Company is currently assessing the impact the adoption of this standard will have on its consolidated financial statements.